Convertible loans - Narrative (Details) $ in Thousands		3 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance		$ 50,000
Convertible loans, derivatives, change in fair value income		21,169	$ 0
Convertible loans, derivatives		52,039		$ 73,208
Convertible loans, short-term		$ 3,594		3,631
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 115,000
Number of borrowing components | borrowingComponent	2
Borrowings, interest rate	5.95%	5.95%
Exit fee	2.00%
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Implied effective interest rate		23.00%
Loans received		$ 39,367
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings	65,000				$ 65,000
Convertible loans, derivatives, change in fair value income		15,268
Convertible loans, derivatives		35,961		51,229
Interest expense on borrowings		1,982
Loans received				38,406
Convertible loans, short-term		3,594		3,631
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	50,000
Borrowings	$ 50,000
Convertible loans, derivatives, change in fair value income		5,901
Convertible loans, derivatives		$ 16,078		$ 21,979
Increase (decrease) in estimated probability of derivative		10.00%
Value of change in derivative		$ 1,608